Note 10 - Long-term Debt (Details) - Summary of Long-term Debt (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Balance	$ 325,503,853	$ 352,868,622
Additions	81,950,000
Repayments	(109,314,769)
Current portion of long-term debt	42,614,213	41,263,165
Long term debt	282,889,640	311,605,457
Term Loan 1 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	100,067,500
Balance	13,816,882	34,012,031
Repayments	(20,195,149)
Maturity Date	Sep. 09, 2016
Term Loan 2 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	79,850,000
Balance	14,500,000	18,500,000
Repayments	(4,000,000)
Maturity Date	May 30, 2016
Term Loan 3 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	6,580,000
Balance	1,763,440	2,237,200
Repayments	(473,760)
Maturity Date	Jun. 28, 2016
Term Loan 4 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	49,875,000
Balance	22,365,764	26,444,014
Repayments	(4,078,250)
Maturity Date	Dec. 21, 2017
Term Loan 5 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	40,250,000
Balance	21,875,000	24,375,000
Repayments	(2,500,000)
Maturity Date	Feb. 19, 2020
Term Loan 6 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	33,240,000
Balance	21,606,000	23,545,000
Repayments	(1,939,000)
Maturity Date	Nov. 04, 2020
Term Loan 7 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	29,437,000
Balance	8,650,000	9,430,000
Repayments	(780,000)
Maturity Date	Oct. 09, 2020
Term Loan 8 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	45,000,000
Balance	30,550,000	33,950,000
Repayments	(3,400,000)
Maturity Date	Jul. 15, 2016
Term Loan 9 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	32,200,000
Balance	19,300,000	21,102,095
Additions	20,400,000
Repayments	(22,202,095)
Maturity Date	Apr. 14, 2020
Term Loan 10 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	29,250,000
Balance		20,520,000
Repayments	(20,520,000)
Maturity Date	Jul. 14, 2019
Term Loan 11 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	26,700,000
Balance	12,915,000	15,278,928
Additions	14,250,000
Repayments	(16,613,928)
Maturity Date	Apr. 16, 2020
Term Loan 12 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	49,400,000
Balance	37,850,000	41,150,000
Repayments	(3,300,000)
Maturity Date	Sep. 01, 2018
Term Loan 13 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	43,250,000
Balance	35,375,000	38,375,000
Repayments	(3,000,000)
Maturity Date	Jun. 20, 2020
Term Loan 14 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	45,212,500
Balance	38,896,767	43,949,354
Repayments	(5,052,587)
Maturity Date	Sep. 30, 2020
Term Loan 15 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	50,550,000
Balance	33,040,000
Additions	34,300,000
Repayments	(1,260,000)
Maturity Date	Jun. 30, 2021
Term Loan 16 [Member]
Note 10 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount	13,000,000
Balance	13,000,000
Additions	$ 13,000,000
Maturity Date	Oct. 02, 2020